Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) [Line Items]
Impairments of long-lived assets			$ 22,800,000
Goodwill			12,500,000
Intangible assets			10,000,000
Capitalized software			300,000
Capitalized software, net	$ 494,251		654,556	$ 6,940,653
Proceeds from sale of discontinued operations	600,000
Termination of contingent consideration obligation in connection with sale of discontinued operations	2,283,806
Total assets held for sale	$ 2,700,000
365 Cannabis [Member]
Discontinued Operations (Details) [Line Items]
Impairments of long-lived assets			22,200,000
Total impairments of long-lived assets			22,200,000
LCA [Member]
Discontinued Operations (Details) [Line Items]
Total impairments of long-lived assets			600,000
Capitalized software, net		$ 300,000	$ 1,100,000	$ 400,000